Segments	12 Months Ended
Dec. 31, 2019
Segments
Segments

NOTE D. SEGMENTS

In the first quarter of 2019, the company made a number of changes to its organizational structure and management system that brought cloud and cognitive software under one organization to more effectively address evolving client needs and to prepare for the acquisition of Red Hat. With these changes, the company revised its reportable segments, but did not impact its Consolidated Financial Statements.

The segments represent components of the company for which separate financial information is available that is utilized on a regular basis by the chief operating decision maker (the chief executive officer) in determining how to allocate resources and evaluate performance. The segments are determined based on several factors, including client base, homogeneity of products, technology, delivery channels and similar economic characteristics.

The company’s segments are as follows:

2018 Segments	Changes (+/-)	2019 Segments
Cognitive Solutions	+ Integration Software	Cloud & Cognitive Software
+ Security Services
- Divested Select Software*
+ Red Hat (post closing)

Global Business Services	- Divested Mortgage Servicing*	Global Business Services

Technology Services & Cloud Platforms	- Security Services	Global Technology Services
- Integration Software

Systems		Systems

Global Financing		Global Financing

Other	+ Divested Mortgage Servicing*	Other**
+ Divested Select Software*

*   IBM completed the sale of its mortgage servicing business on February 28, 2019, and completed the sales of select software products (for all countries) and marketing and platform commerce offerings (in the U.S.) on June 30, 2019. Refer to note E, “Acquisitions & Divestitures,” for additional information.

** These divested businesses are reported in Other, as it allows for a better representation of the ongoing performance of the reportable segments.

Segment revenue and pre-tax income include transactions between the segments that are intended to reflect an arm’s-length, market-based transfer price. Systems that are used by Global Technology Services in outsourcing arrangements are primarily sourced internally from the Systems segment, and software is primarily sourced internally through the Cloud & Cognitive Software and Systems segments. For providing IT services that are used internally, Global Technology Services and Global Business Services recover cost, as well as a reasonable fee, that is intended to reflect the arm’s-length value of providing the services. They enter into arm’s-length loans at prices equivalent to market rates with Global Financing to facilitate the acquisition of equipment and software used in services engagements. All internal transaction prices are reviewed annually, and reset if appropriate.

The company utilizes globally integrated support organizations to realize economies of scale and efficient use of resources. As a result, a considerable amount of expense is shared by all of the segments. This shared expense includes sales coverage, certain marketing functions and support functions such as Accounting, Treasury, Procurement, Legal, Human Resources and Billing and Collections. Where practical, shared expenses are allocated based on measurable drivers of expense, e.g., headcount. When a clear and measurable driver cannot be identified, shared expenses are allocated on a financial basis that is consistent with the company’s management system, e.g., advertising expense is allocated based on the gross profits of the segments. A portion of the shared expenses, which are recorded in net income, are not allocated to the segments. These expenses are associated with the elimination of internal transactions and other miscellaneous items.

The following tables reflect the results of continuing operations of the company’s segments consistent with the management and measurement system utilized within the company and have been recast for the prior-year periods due to the company’s January 2019 segment changes. Performance measurement is based on pre-tax income from continuing operations. These results are used, in part, by the chief operating decision maker, both in evaluating the performance of, and in allocating resources to, each of the segments.

Management System Segment View

	Cloud &		Global		Global
($ in millions)	Cognitive		Business		Technology			Global	Total
For the year ended December 31:	Software		Services		Services		Systems	Financing	Segments
2019
External revenue	$23,200		$16,634		$27,361		$7,604	$1,400	$76,199
Internal revenue	2,827		278		1,157		726	1,232	6,220
Total revenue	$26,027		$16,911		$28,518		$8,330	$2,632	$82,419
Pre-tax income from continuing operations	$7,952		$1,666		$1,645		$701	$1,055	$13,019
Revenue year-to-year change	2.5%		(0.1)%		(5.0)%		(5.9)%	(17.8)%	(2.3)%
Pre-tax income year-to-year change	(10.5)%		2.2%		(7.6)%		(22.4)%	(22.5)%	(10.6)%
Pre-tax income margin	30.6%		9.9%		5.8%		8.4%	40.1%	15.8%

2018
External revenue	$22,209	*	$16,595	*	$29,146	*	$8,034	$1,590	$77,573	*
Internal revenue	3,190	*	326		872	*	815	1,610	6,813	*
Total revenue	$25,399	*	$16,921	*	$30,018	*	$8,848	$3,200	$84,386	*
Pre-tax income from continuing operations	$8,882	*	$1,629	*	$1,781	*	$904	$1,361	$14,557	*
Revenue year-to-year change	2.0	%*	2.9	%*	0.5	%*	(1.1)%	1.0%	1.3	%*
Pre-tax income year-to-year change	10.1	%*	25.0	%*	(32.0)	%*	(19.9)%	6.5%	1.1	%*
Pre-tax income margin	35.0	%*	9.6	%*	5.9	%*	10.2%	42.5%	17.3	%*

2017
External revenue	$21,751	*	$16,073	*	$29,213	*	$8,194	$1,696	$76,927	*
Internal revenue	3,159	*	363		657		750	1,471	6,401	*
Total revenue	$24,910	*	$16,436	*	$29,870	*	$8,945	$3,168	$83,329	*
Pre-tax income from continuing operations	$8,068	*	$1,303	*	$2,618	*	$1,128	$1,278	$14,396	*
Revenue year-to-year change	2.0	%*	(1.9)	%*	(3.6)	%*	5.7%	(9.3)%	(0.9)	%*
Pre-tax income year-to-year change	7.3	%*	(18.4)	%*	(13.2)	%*	21.9%	(22.8)%	(2.2)	%*
Pre-tax income margin	32.4	%*	7.9	%*	8.8	%*	12.6%	40.3%	17.3	%*

* Recast to conform to 2019 presentation.

Reconciliations of IBM as Reported

($ in millions)
For the year ended December 31:	2019	2018		2017
Revenue
Total reportable segments	$82,419	$84,386	*	$83,329	*
Other—divested businesses	786	1,810	*	2,041	*
Other revenue	162	207		171
Elimination of internal transactions	(6,220)	(6,813)	*	(6,401)	*
Total IBM consolidated revenue	$77,147	$79,591		$79,139

* Recast to conform to 2019 presentation.

($ in millions)
For the year ended December 31:	2019	2018		2017
Pre-tax income from continuing operations
Total reportable segments	$13,019	$14,557	*	$14,396	*
Amortization of acquired intangible assets	(1,298)	(809)		(945)
Acquisition-related charges	(423)	(16)		(52)
Non-operating retirement - related (costs)/income	(615)	(1,572)		(1,341)
Elimination of internal transactions	(290)	(725)	*	(742)	*
Other—divested businesses	390	292	*	468	*
Unallocated corporate amounts	(617)	(385)		(385)
Total pre-tax income from continuing operations	$10,166	$11,342		$11,400

* Recast to conform to 2019 presentation.

Immaterial Items

Investment in Equity Alliances and Equity Alliances Gains/(Losses)

The investments in equity alliances and the resulting gains and (losses) from these investments that are attributable to the segments did not have a material effect on the financial position or the financial results of the segments.

Segment Assets and Other Items

Cloud & Cognitive Software assets are mainly goodwill, acquired intangible assets and accounts receivable. Global Business Services assets are primarily goodwill and accounts receivable. Global Technology Services assets are primarily goodwill, plant, property and equipment, including the assets associated with the outsourcing business, accounts receivable and acquired intangible assets. Systems assets are primarily goodwill, manufacturing inventory, and plant, property and equipment. Global Financing assets are primarily financing receivables, cash and marketable securities, and fixed assets under operating leases.

To ensure the efficient use of the company’s space and equipment, several segments may share leased or owned plant, property and equipment assets. Where assets are shared, landlord ownership of the assets is assigned to one segment and is not allocated to each user segment. This is consistent with the company’s management system and is reflected accordingly in the table below. In those cases, there will not be a precise correlation between segment pre-tax income and segment assets.

Depreciation expense and capital expenditures that are reported by each segment also are consistent with the landlord ownership basis of asset assignment.

Global Financing amounts for interest income and interest expense reflect the interest income and interest expense associated with the Global Financing business, including the intercompany financing activities discussed on page 33, as well as the income from investment in cash and marketable securities.

Management System Segment View

	Cloud &		Global		Global
($ in millions)	Cognitive		Business		Technology			Global	Total
For the year ended December 31:	Software		Services		Services		Systems	Financing	Segments
2019
Assets	$58,453		$10,039		$22,436		$4,590	$29,568	$125,087
Depreciation/amortization of intangibles**	1,107		149		2,601		350	186	4,392
Capital expenditures/investments in intangibles	515		48		1,575		305	57	2,501
Interest income	—		—		—		—	1,490	1,490
Interest expense	—		—		—		—	512	512

2018
Assets	$28,713	*	$8,360	*	$17,624	*	$4,030	$41,320	$100,047	*
Depreciation/amortization of intangibles**	1,058	*	100	*	2,359	*	315	229	4,063	*
Capital expenditures/investments in intangibles	469	*	57	*	2,569	*	241	274	3,610	*
Interest income	—		—		—		—	1,647	1,647
Interest expense	—		—		—		—	515	515

2017
Assets	$29,650	*	$8,647	*	$17,577	*	$3,898	$41,096	$100,868	*
Depreciation/amortization of intangibles**	1,185	*	99	*	2,209	*	341	267	4,101	*
Capital expenditures/investments in intangibles	467	*	46	*	2,193	*	189	364	3,259	*
Interest income	—		—		—		—	1,527	1,527
Interest expense	—		—		—		—	381	381

*   Recast to conform to 2019 presentation.

** Segment pre-tax income from continuing operations does not include the amortization of intangible assets.

Reconciliations of IBM as Reported

($ in millions)
At December 31:	2019	2018		2017
Assets
Total reportable segments	$125,087	$100,047	*	$100,868	*
Elimination of internal transactions	(4,317)	(7,143)		(6,272)
Other—divested businesses	1,894	2,575	*	2,285	*
Unallocated amounts
Cash and marketable securities	7,308	10,393		10,162
Notes and accounts receivable	3,298	1,597		2,554
Deferred tax assets	4,995	5,089		4,746
Plant, other property and equipment	2,334	2,463		2,659
Operating right-of-use assets**	3,530	—		—
Pension assets	6,865	4,666		4,643
Other	1,194	3,695		3,712
Total IBM consolidated assets	$152,186	$123,382		$125,356

*   Recast to conform to 2019 presentation.

** Reflects the adoption of the FASB guidance on leases in 2019.

Major Clients

No single client represented 10 percent or more of the company’s total revenue in 2019, 2018 or 2017.

Geographic Information

The following provides information for those countries that are 10 percent or more of the specific category.

Revenue*

($ in millions)
For the year ended December 31:	2019	2018	2017
United States	$28,395	$29,078	$29,759
Japan	8,681	8,489	8,239
Other countries	40,071	42,024	41,141
Total IBM consolidated revenue	$77,147	$79,591	$79,139

* Revenues are attributed to countries based on the location of the client.

Plant and Other Property–Net

($ in millions)
At December 31:	2019	2018	2017
United States	$4,485	$4,585	$4,670
Other countries	5,294	5,774	5,985
Total	$9,778	$10,359	$10,655

Operating Right-of-Use Assets–Net*

($ in millions)
At December 31:	2019	2018	2017
United States	$1,386	$—	$—
Japan	659	—	—
Other countries	2,951	—	—
Total	$4,996	$—	$—

* Reflects the adoption of the FASB guidance on leases in 2019.

Revenue by Classes of Similar Products or Services

The following table presents external revenue for similar classes of products or services within the company’s reportable segments. Client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. For each of the segments that include services, Software-as-a-Service, consulting, education, training and other product-related services are included as services. For each of these segments, software includes product license charges and ongoing subscriptions.

($ in millions)
For the year ended December 31:	2019	2018		2017
Cloud & Cognitive Software*
Software	$18,712	$17,970	**	$17,681	**
Services	4,321	4,082	**	3,920	**
Systems	166	156		150
Global Business Services*
Services	$16,363	$16,238	**	$15,728	**
Software	156	151	**	179	**
Systems	115	206		165
Global Technology Services*
Services	$20,768	$22,222	**	$21,913	**
Maintenance	5,183	5,484		5,783
Systems	1,072	1,069		1,207
Software	338	371	**	310	**
Systems
Servers	$3,746	$3,996		$3,993
Storage	1,920	2,114		2,243
Software	1,528	1,499	**	1,520	**
Services	410	425	**	438	**
Global Financing
Financing	$1,120	$1,223		$1,167
Used equipment sales	281	366		530

*   Recast to conform to 2019 presentation.

** Reclassified to conform to 2019 presentation. Refer to “Basis of Presentation” in note A, “Significant Accounting Policies,” for additional information.